Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Abstract]
Amortization expenses	$ 7,405	$ 4,024	$ 2,755